PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid Expenses and Other Current Assets
	December 31,
	2015	2016
	US$	US$
Housing loans to employees guaranteed by RPL (Note 22)	—	57
Interest-free loans to third parties, net of allowance	13,209	12,720
Advances to employees	3,131	2,694
Prepayments to business partners, net of allowance	11,180	17,169
Interest receivables	818	1,297
Receivables in connection with exercise of options from agents and employees	1,037	6
Short-term bridge loans in connection with potential investments, net of allowance	6,398	5,334
Prepayment for inventory	1,401	5,290
Unsecured interest-free loans to related parties, net of allowance (Note 22)	3,020	1,059
Others, net of allowance	1,545	2,354
Total	41,739	47,980